Quarterly Holdings Report
for

Fidelity® Arizona Municipal Income Fund

November 30, 2020

AZI-QTLY-0121
1.810709.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount	Value
Arizona - 98.9%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2012 A:	$	$
5% 7/1/26	550,000	588,319
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	450,000	483,399
Series 2015 A, 5% 7/1/35	2,215,000	2,607,011
Series 2015 B, 5% 7/1/31	1,525,000	1,811,304
Series 2015 D:
5% 7/1/34	500,000	589,375
5% 7/1/35	900,000	1,059,282
5% 7/1/41	485,000	565,481
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,225,993
Arizona Ctfs. of Prtn.:
Series 2013 A, 5% 10/1/25	1,870,000	2,027,510
Series 2015, 5% 9/1/27	1,500,000	1,811,970
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	345,000	346,341
5% 7/1/32	470,000	471,739
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,353,041
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.961%, tender 1/1/37 (a)(b)	1,000,000	940,300
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,351,820
5% 12/1/42	2,020,000	2,300,396
Series 2011 B1, 5.25% 3/1/39 (Pre-Refunded to 3/1/21 @ 100)	1,000,000	1,012,450
Series 2012 A, 5% 1/1/43 (Pre-Refunded to 1/1/22 @ 100)	2,000,000	2,102,680
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A:
4% 2/1/50	2,000,000	2,269,000
5% 2/1/40	700,000	881,433
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/35	200,000	232,916
4% 9/1/36	355,000	411,839
Arizona State Lottery Rev. Series 2019, 5% 7/1/29	2,000,000	2,691,700
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,870,890
Series 2017A, 5% 7/1/31	385,000	483,791
Arizona State Univ. Rev. Series 2020 A:
4% 7/1/40	1,300,000	1,562,197
5% 7/1/43	2,925,000	3,840,905
Arizona State Univ. Revs. Series 2019 A, 5% 7/1/43	1,000,000	1,282,480
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	423,507
5% 7/1/28	500,000	605,010
5% 7/1/29	455,000	549,176
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	602,425
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(c)	2,000,000	2,111,900
Series 2019, 5%, tender 6/3/24 (a)(c)	3,700,000	4,252,669
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	780,962
5% 7/1/27	1,300,000	1,505,426
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,076,040
Series 2017:
5% 7/1/30	2,310,000	2,839,244
5% 7/1/32	1,000,000	1,218,870
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	270,374
5% 7/1/33	435,000	460,452
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,178,570
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,240,060
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,392,140
Series 2019 A:
5% 9/1/29	310,000	392,032
5% 9/1/33	250,000	309,193
5% 9/1/34	680,000	839,358
5% 9/1/35	395,000	486,277
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	500,000	508,425
6% 1/1/48 (d)	500,000	504,270
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,514,294
5% 7/1/34	585,000	745,711
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (a)	200,000	245,180
Series 2016 A:
4% 1/1/24	255,000	282,703
5% 1/1/34	2,935,000	3,601,186
5% 1/1/38	1,840,000	2,229,602
Series 2019 F, 4% 1/1/45	1,000,000	1,177,850
Maricopa County School District #214 Tolleson Series 2018 A, 5% 7/1/31	350,000	441,081
Maricopa County School District #28 Kyrene Elementary:
Series 2015 C, 4% 7/1/29	650,000	741,228
Series 2019 A, 5% 7/1/37	1,000,000	1,264,490
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,230,520
Maricopa County Unified School District #48 Scottsdale Series 2017 B, 5% 7/1/33	3,000,000	3,770,460
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,385,000
5% 7/1/38	3,850,000	4,582,886
Series 2016, 5% 7/1/39	2,270,000	2,698,122
Mesa Util. Sys. Rev. Series 2019 A, 5% 7/1/43	2,000,000	2,559,400
Northern Arizona Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,074,550
Northern Arizona Univ. Revs.:
Series 2012, 5% 6/1/36 (Pre-Refunded to 6/1/21 @ 100)	860,000	880,588
Series 2013, 5% 8/1/27	1,000,000	1,105,090
Series 2014, 5% 6/1/29	500,000	567,475
Series 2015, 5% 6/1/30	1,000,000	1,166,640
Series 2020 B, 5% 6/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,286,420
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (c)	1,100,000	1,214,059
5% 7/1/29 (c)	500,000	549,420
Series 2015 A, 5% 7/1/45	4,100,000	4,666,288
Series 2017 A:
5% 7/1/35 (c)	2,425,000	2,912,158
5% 7/1/42 (c)	2,000,000	2,365,420
Series 2017 D, 5% 7/1/31	2,000,000	2,467,260
Series 2019 A, 5% 7/1/49	2,000,000	2,456,940
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/35	1,000,000	1,178,440
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	3,107,900
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,232,640
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,260,500
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36	1,175,000	1,272,020
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,598,175
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	404,172
5% 7/1/27 (c)	400,000	424,856
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,092,680
Series 2014, 5% 12/1/27	1,745,000	1,976,945
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/23	30,000	32,258
5% 7/1/25	1,600,000	1,718,864
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2015 A, 5% 12/1/34	1,500,000	1,788,000
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	2,485,000	3,512,075
5.5% 12/1/29	3,000,000	3,990,990
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	470,796
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	421,499
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,616,407
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,170,791
Series 2016:
5% 7/1/28	315,000	392,578
5% 7/1/29	500,000	621,895
5% 7/1/30	325,000	403,423
5% 7/1/31	375,000	464,325
Tucson Ctfs. of Prtn.:
Series 2014, 5% 7/1/28 (FSA Insured)	1,000,000	1,148,800
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	619,191
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,528,524
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	1,000,000	1,212,130
Series 2017, 5% 7/1/34	1,000,000	1,250,660
Univ. Med. Ctr. Corp. Hosp. Rev. 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,137,610
Univ. of Arizona Univ. Revs.:
Series 2014, 5% 8/1/28	1,000,000	1,151,690
Series 2015 A 5% 6/1/30	2,500,000	2,969,700
Series 2019 A, 5% 6/1/41	1,965,000	2,523,257
Series 2020 C:
5% 8/1/22 (e)	920,000	971,189
5% 8/1/24 (e)	800,000	915,696
5% 8/1/26 (e)	800,000	977,528
5% 8/1/28 (e)	900,000	1,155,834
5% 6/1/38	1,000,000	1,204,240
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/27	1,000,000	1,285,520
5% 7/1/28	1,115,000	1,467,195
Yavapai County Indl. Dev. Auth.:
Series 2012 A, 5.25% 8/1/33	2,000,000	2,199,660
Series 2016, 5% 8/1/36	1,305,000	1,526,224
Series 2019:
4% 8/1/43	350,000	398,430
5% 8/1/24	325,000	374,205
5% 8/1/25	400,000	475,480
5% 8/1/26	600,000	733,428
5% 8/1/27	625,000	780,638
5% 8/1/39	1,060,000	1,317,538
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,279,920

TOTAL ARIZONA		180,660,479

Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (c)	200,000	216,260
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	414,011

TOTAL GUAM		630,271

TOTAL MUNICIPAL BONDS
(Cost $168,484,571)		181,290,750
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $168,484,571)		181,290,750
NET OTHER ASSETS (LIABILITIES) - 0.7%		1,323,750
NET ASSETS - 100%		$182,614,500

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,012,695 or 0.6% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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